Equity (Tables)	12 Months Ended
Dec. 31, 2024
Equity [Abstract]
Schedule of Outstanding Non-Marketable Warrants	The following table presents the outstanding non-marketable warrants, as of December 31, 2024 and their terms:
Date of issuance	Number of outstanding warrants		Exercise price for one Ordinary share	Expiration date
January 24, 2023 (a)	14,822	(*)	NIS 61.3	January 24, 2025
February 16, 2023 (a)	213,826		$16.66	February 1, 2028
February 16, 2023 (a)	20,000	(*)	NIS 61.3	February 1, 2028
June 15, 2023 (a)	248,778		$12.0	June 12, 2028
January 25, 2024 (b)	888,890		$5.0	January 25, 2029

(*)	Presented as a warrants’ liability in the balance sheet, see below

(a)	On January 1, 2024, as a result of the change in the functional currency of the Company (Note 2E.) all outstanding warrants issued under private placements on February 16, 2023 and June 15, 2023 that had exercise price denominated in NIS, could have not been considered anymore as indexed to the Company’s own shares, and therefore were reclassified from equity to liabilities at their fair value of $1,649 thousand (valued, as of that date, using the Black - Scholes pricing model).

Subsequently, and after receiving the approval of the warrants holders (except for two individuals) to fix the exercise price of such warrants in U.S. Dollars terms (converted from NIS to U.S. Dollars based on the exchange rate as of May 16, 2024), and after the approval of the Board, on May 23, 2024, all consented warrants were reclassified to equity at their present fair value of $219 thousand (valued at modification date under the Black - Scholes pricing model, under the following assumptions: risk free interest rate 4.53%-4.71%, expected term 3.6-4 years, expected price volatility of 100%-103%, fair value of an ordinary share of $1.55 and 0% dividend yield); consequently, the Company recognized $1,419 thousand in financial income for year 2024, resulting from the change in fair value of the warrants’ liability (an additional individual consented to such a change on December 17, 2024 resulting with a reclassification to equity of $6 thousand). The remaining liability of $10 thousand is presented among long-term liabilities.

(b)	Following the issuance of warrants on January 25, 2024 (see A5) above), the Company determined that some of the features of the warrants, did not meet the “indexed to Company’s own stock” criteria, and are therefore precluded from equity classification. Consequently, the gross proceeds received in the offering were initially allocated to the warrant’s that were classified as a liability, based on their fair value, and the residual was allocated to the shares and the prefunded warrants. Upon issuance, the warrants were valued at $3,176 thousand using the Black-Scholes pricing model, under the following assumptions: fair value of an ordinary share - $4.89, expected option term of 5 years, expected price volatility of 93%, risk-free annual interest rate of 4.51% and dividend yield of 0%.

Issuance costs were proportionally allocated to the issued financial instruments based on the proceed amounts allocated to such instruments. Consequently, $473 thousand of issuance costs, that were allocated to the warrants, were carried directly to financial expenses.

The features of these warrants were amended under an agreement with the holding investor which became effective on June 6, 2024. Consequently, the Company reclassified these warrants to equity at their fair value of $481 thousand (valued under the Black - Scholes pricing model under the following assumptions: risk free interest rate 4.3%, expected term 4.6 years, expected price volatility of 100%, fair value of an ordinary share of $1.07 and 0% dividend yield) and recognized financial income from the change in their fair value of $2,695 thousand.

Schedule of Share Option Awards Outstanding and the Related Weighted Average Exercise Price	Information on the share option awards outstanding and the related weighted average exercise price as of and for the years ended December 31, 2024 and 2023 are presented in the table below:
	Year ended December 31, 2024			Year ended December 31, 2023
Relating to options:	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value	Number of potential Ordinary Shares	Exercise price range*	Aggregate Intrinsic Value
Outstanding at beginning of the year	133,976	$0.82 - $247.1	$57,959	144,681	NIS 137.8 – NIS 800	-
Granted	341,711	$0.01 - $10.7	$244,398	11,539	NIS 3	$104,197
Exercised**	(1,805)	$1.6	$7,565	-	-	-
Forfeited	(10,272)	$10.7 - $62.2	-	(7,211)	NIS 194 ; $ 100	-
Expired	(7,660)	$38.3 –$53.2	-	(15,033)	NIS 194 ; $ 100	-
Outstanding at end of the year	455,950	$0.01-$247.1	$393,276	133,976	NIS 3 - NIS 800	$57,959
Exercisable at end of the year	226,626	$1.01 - $185.3	$172,878	76,700	NIS 3 - NIS 400	$44,257

*	Per 1 Ordinary Share of with no par value. Exercise price is quoted in denominated currency.

**	Including options exercised. Average share price for options exercised in 2024 – $ 5.79.

Schedule of Stock-Based Awards Outstanding	The following table summarizes information about stock-based awards outstanding and exercisable at December 31, 2024:
	Outstanding		Exercisable
Exercise price range	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)	Number of potential Ordinary Shares	Weighted average remaining contractual life (years)
$0.01 - $0.83	350,250	4.9	141,259	5.0
$61.4 - $40.0	50,075	6.5	39,742	6.5
$76.7	19,425	0.5	19,425	0.5
$100	6,200	3.5	6,200	3.5
$123.5; $185.3; $247.1	30,000	7.2	20,000	7.2
$0.01 - $247.1	455,950	5.1	226,626	5.1

Schedule of Share-Based Compensation Expense	Share-based compensation expense for the years ended December 31, 2024, 2023 and 2022 was as follows (U.S. dollars in thousands):
	Year ended December 31
	2024	2023	2022

Cost of revenue	9	52	36
Research and development	348	416	258
Sales and marketing	204	279	240
General and administrative	824	1,034	800
Total share-based compensation expenses	1,385	1,781	1,334

Schedule of Fair Value of Option Grants	The calculated fair value of option grants was estimated using the Black-Scholes pricing model with the following assumptions:
	Year ended December 31
	2024	2023	2022
Risk-free interest rate	3.84% - 4.4%	4.75%	0.1%-2.0%
Expected option term (in years)	2.0 – 5.0	10.0	2.0-10.0
Expected price volatility	96% - 152%	76%	66%-82%
Fair value of an ordinary share	$0.63 - $6.10	NIS 32.6	NIS 82.7-NIS 159.7
Dividend yield	0%	0%	0%